SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 29, 2022	Jan. 31, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Jun. 30, 2021	Jul. 31, 2020
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price				$ 0.07
Proceeds from issuance of common stock				$ 420,293
Issued warrants to purchase shares				9,615,385					250,000
Number of warrants for each warrant purchased				53,314,424
Additional gross proceeds				$ 600,965
Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued issued for cash, shares				3,435,000	6,531,945
Proceeds from issuance of common stock				$ 420,000
Additional gross proceeds
Warrant [Member]
Subsequent Event [Line Items]
Number of warrants for each warrant purchased			100,000							100,000
Additional gross proceeds				$ 22,000,000
Investors [Member]
Subsequent Event [Line Items]
Number of warrants for each warrant purchased									100
Note Holders [Member]
Subsequent Event [Line Items]
Common shares issued issued for cash, shares		3,041,958
Investor [Member]
Subsequent Event [Line Items]
Issued warrants to purchase shares									20,000,000
Subscription Agreements [Member]
Subsequent Event [Line Items]
Common shares issued issued for cash, shares			100
JH Darbie & Co Inc [Member]
Subsequent Event [Line Items]
Issued warrants to purchase shares			2,035,000						22,000,000
JH Darbie & Co Inc [Member] | Subscription Agreements [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock			$ 5,000,000
Subsequent Event [Member] | Corporate Joint Venture [Member]
Subsequent Event [Line Items]
Contribute of cash and assets							$ 28,000,000
Subsequent Event [Member] | Investors [Member]
Subsequent Event [Line Items]
Issued warrants to purchase shares								33,000,066
Warrants exercise price								$ 0.15
Number of warrants for each warrant purchased								333,334
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Issued warrants to purchase shares								33,000,066
Warrants exercise price								$ 0.15
Number of warrants for each warrant purchased								333,334
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrant exercise price increase	$ 0.20
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Warrant exercise price increase	0.13
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price	0.10
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price	$ 0.07
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issued warrants to purchase shares	1,250.000
Additional gross proceeds	$ 250,000
Subsequent Event [Member] | Golden Mountain Partners LLC [Member]
Subsequent Event [Line Items]
Line of credit, principal amount						$ 500,000
Debt instrument, convertible, conversion price						$ 0.01
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,500,000